Financial Assets and Liabilities	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities

Note 10—Financial Assets and Liabilities

Financial assets comprise marketable securities, cash and cash equivalents, and receivables. Financial liabilities comprise convertible notes and royalty funding liabilities, presented as borrowings in the statement of financial position, lease liabilities, derivative liabilities, and trade payables and accrued expenses.

Derivative liabilities are measured at fair value. All other financial assets and liabilities are measured at amortized cost.

Marketable Securities

The following table specifies the marketable securities portfolio:

	September 30, 2023	December 31, 2022
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	79,086
U.S. Government bonds	9,428	99,337
Corporate bonds	4,737	104,236
Agency bonds	—	15,521
Total marketable securities	14,165	298,180
Classified based on maturity profiles
Non-current assets	—	7,492
Current assets	14,165	290,688
Total marketable securities	14,165	298,180
Specified by rate structure
Fixed rate	14,165	205,825
Floating rate	—	11,787
Zero-coupon	—	80,568
Total marketable securities	14,165	298,180
Specified by investment grade credit rating
High grade	9,428	203,530
Upper medium grade	4,737	94,650
Total marketable securities	14,165	298,180

The portfolio of marketable securities is all denominated in U.S. Dollars. At September 30, 2023 and December 31, 2022, the portfolio had a weighted average duration of 2.3 months and 3.2 months, respectively. All marketable securities have investment grade ratings and accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default which is considered in conjunction with the expected loss given default from securities with similar credit ratings and attributes. This assessment did not reveal a material expected credit loss and accordingly, no provision for expected credit loss has been recognized.

Royalty Funding Liabilities

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Agreement”) with Royalty Pharma (the “Purchaser”). The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Agreement, the Company received an upfront payment of $150.0 million (the “Purchase Price”) in exchange for a 9.15% royalty on net U.S. SKYTROFA revenue, beginning on January 1, 2025 (the “Revenue Interest Payments”). The Revenue Interest Payments to the Purchaser will cease upon reaching a multiple of the Purchase Price of 1.925x, or 1.65x if the Purchaser receives Revenue Interest Payments in that amount by December 31, 2031.

The Royalty Pharma Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Purchase Price minus the Revenue Interest Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser Revenue Interest Payments equal to the Purchase Price as of the date of the buy-out notice, then the buy-out amount equal to 1.65 times the Purchase Price minus the Revenue Interest Payments paid to the Purchaser as of the effective date of the buy-out notice.

On September 30, 2023, the carrying amount of the royalty funding liabilities was €139.6 million, and the fair value was approximately €140.2 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent instrument.

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On September 30, 2023, the carrying amount of the convertible notes was €421.7 million, and the fair value was approximately €389.5 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent non-convertible instrument.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (51% as of September 30, 2023).

For additional description of fair values, refer to the following section “Fair Value Measurement”.

Sensitivity Analysis

On September 30, 2023, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €12.8 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on September 30, 2023, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €18.2 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value of lease liabilities are not disclosed. Fair value compared to carrying amount of marketable securities, convertible notes, royalty funding liabilities and derivative liabilities, and their level in the fair value hierarchy is summarized in the following table, where:

Level 1 is quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

Level 3 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

	September 30, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	14,165	14,049	298,180	295,843	1
Financial assets measured at amortized cost	14,165	14,049	298,180	295,843
Financial liabilities
Borrowings
Convertible senior notes	421,708	389,451	399,185	382,459	3
Royalty funding liabilities	139,599	140,248	—	—	3
Financial liabilities measured at amortized cost	561,307	529,699	399,185	382,459
Derivative liabilities	93,353	93,353	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	93,353	93,353	157,950	157,950

The following table specifies movements in level 3 fair value measurements:

	2023	2022
	(EUR’000)
Derivative liabilities
January 1	157,950	—
Additions	—	142,467
Remeasurement recognized in financial (income) or expense	(64,597)	(9,736)
September 30	93,353	132,731

Maturity Analysis

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at September 30, 2023:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
September 30, 2023
Borrowings	12,212	766,671	58,560	837,443	561,307
Lease liabilities	14,646	53,562	53,814	122,022	104,536
Trade payables and accrued expenses	121,552	—	—	121,552	121,552
Total financial liabilities	148,410	820,233	112,374	1,081,017	787,395